Rule 497 (e)

333-198590

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

SUPPLEMENT DATED NOVEMBER 9, 2017

TO PROSPECTUS DATED MAY 1, 2017

The following investment options have been added to the Low Cost Fund Platform Fee Portfolios at 0.25%.

DFA VA Equity Allocation

DoubleLine NVIT Total Return Tactical

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS.  READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNLNY-PROS-S-11-09-2017